Pension and Other Employee Obligations - Summary of Net Periodic Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [abstract]
Service cost	$ 1,915	$ 1,621	$ 1,917
Past service cost			538
Interest on the net defined benefit liability	719	621	587
Net gratuity cost	$ 2,634	$ 2,242	$ 3,042